Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net loss	$ (153,098)	$ (75,525)	$ (516,505)	$ (147,085)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization expense	4,853	988	8,158	3,517
Stock-based compensation	3,347	2,520	11,345	9,505
Vesting of restricted stock awards for employee bonus			18,617
Loss on disposal of property and equipment		647	64,191	10
Change in fair value measurements	(1,186)	26,917	22,700	5,076
Loss upon cancellation of a lease				206
Loss (gain) on foreign exchange	894	(831)	(845)	4,108
Gain on forgiveness of accounts payable and loss on write-off of vendor deposits, net			(7,005)
Non-cash interest expense	2,319	25,131	41,014	66,020
Loss (gain) at settlement of related party notes payable, notes payable, and vendor payables in trust, net			86,904	(2,107)
Gain on forgiveness of vendor payables in trust			(1,731)
Reserve for unrecoverable value added taxes			6,404
Loss on extinguishment of related party notes payable, notes payable and vendor payables in trust, net		1,309
Other	108		842
Changes in operating assets and liabilities
Deposits	6,840	(1,025)	(48,503)
Other current and other non-current assets	2,095	(480)	(21,717)	(3,347)
Accounts payable	5,747	(635)	(36,625)	11,500
Accrued expenses and other current liabilities	14,527	665	31,824	11,606
Transfers between vendor payables in trust and accounts payable			1,167	(174)
Operating lease liabilities	(882)
Accrued interest expense	(7,928)
Net cash used in operating activities	(122,364)	(20,319)	(339,765)	(41,165)
Cash flows from investing activities
Payments for property and equipment	(44,398)	(711)	(95,681)	(607)
Proceeds from payments on notes receivable				3,600
Net cash used in investing activities	(44,398)	(711)	(95,681)	2,993
Cash flows from financing activities
Proceeds from issuance of Class A Common Stock in the Business Combination			229,583
Proceeds from issuance of Class A Common Stock pursuant to the PIPE Financing			761,400
Transaction costs paid in connection with the Business Combination			(23,148)
Transaction costs paid in connection with the PIPE Financing			(61,130)
Proceeds from related party notes payable		200	200	10,556
Proceeds from notes payable, net of original issuance discount		76,140	172,031	40,595
Payments of related party notes payable		(1,528)	(38,217)	(3,589)
Payments of notes payable, including liquidation premiums			(48,210)	(32)
Payments of notes payable issuance costs			(3,355)	(4,562)
Payment of payables in vendor payables in trust			(27,722)	(4,500)
Transfers between vendor payables in trust and accounts payable			(1,167)	174
Payments of capital lease obligations			(3,212)	(1,926)
Payments of notes payable, including Payment Premium	(87,065)	(3,355)
Payments of finance lease obligations	(466)	(1,110)
Proceeds from exercise of stock options	1,855	2,650	10,587	115
Payments of stock issuance costs			(1,071)
Net cash (used in) provided by financing activities	(85,676)	72,997	966,569	36,831
Effect of exchange rate changes on cash and restricted cash	(653)	(548)	(2,473)	(186)
Net (decrease) increase in cash and restricted cash	(253,091)	51,419	528,650	(1,527)
Cash and restricted cash, beginning of period	530,477	1,827	1,827	3,354
Cash and restricted cash, end of period	277,386	53,246	530,477	1,827
Cash	505,091	1,124	1,124	2,221
Restricted cash	25,386	703	703	1,133
Total cash and restricted cash, beginning of period	530,477	1,827	1,827	3,354
Cash	276,374	47,525	505,091	1,124
Restricted cash	1,012	5,721	25,386	703
Total cash and restricted cash, end of period	277,386	53,246	530,477	1,827
Supplemental disclosure of noncash investing and financing activities
Recognition of operating right of use assets and lease liabilities for new leases	8,206
Conversion of related party notes payable and related party accrued interest to Class A Common Stock			294,796
Conversion of notes payable and accrued interest to Class A Common Stock			98,375
Issuance of warrants			17,596	490
Conversion of assumed convertible and promissory notes payable to Class A Common Stock and Private Warrants			1,080
Conversion of The9 Conditional Obligation to Class A Common Stock			2,863
Additions of property and equipment included in accounts payable and accrued expenses	1,881		863	3,817
Conversion of related party customer deposit to related party notes payable				11,635
Conversion of The9 Conditional Obligation to equity		2,863
Supplemental disclosure of noncash investing and financing activities related to the Business Combination
Exchange of Legacy FF redeemable preference stock for a commitment to issue Class A Common Stock			859,182
Exchange of Legacy FF convertible preferred stock for a commitment to issue Class B Common Stock			697,611
Settlement of notes payable and accrued interest for a commitment to issue Class A Common Stock			68,541
Settlement of related party notes payable and related party accrued interest for a commitment to issue Class A Common Stock			69,218
Settlement of vendor payable in trust to a commitment to issue Class A Common Stock			96,186
Reclassification of deferred transaction costs paid in prior periods against the proceeds received in the Business Combination			7,865
Supplemental disclosure of cash flow information
Cash paid for interest	$ 10,040	$ 772	$ 6,317	$ 3,137